Balance Sheets - CHF (SFr) SFr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	SFr 4,416	SFr 3,917
Right-of-use assets	2,223	2,255
Long-term financial assets	334	304
Total non-current assets	6,973	6,476
Current assets
Prepaid expenses	3,954	2,788
Accrued income	1,591	1,095
Other current receivables	329	304
Short-term financial assets	65,000	95,000
Cash and cash equivalents	160,893	193,587
Total current assets	231,767	292,774
Total assets	238,740	299,250
Shareholders' equity
Share capital	1,538	1,437
Share premium	346,890	346,526
Treasury shares	(100)	0
Accumulated losses	(132,850)	(75,521)
Total shareholders' equity	215,478	272,442
Non-current liabilities
Long-term lease liabilities	1,780	1,813
Net employee defined benefit liabilities	7,464	7,485
Total non-current liabilities	9,244	9,298
Current liabilities
Trade and other payables	2,184	142
Accrued expenses	11,085	11,797
Deferred income	306	4,477
Short-term financing obligation	0	652
Short-term lease liabilities	443	442
Total current liabilities	14,018	17,510
Total liabilities	23,262	26,808
Total shareholders' equity and liabilities	SFr 238,740	SFr 299,250